Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

18.    Derivative Financial Instruments

KONAMI uses foreign exchange forward contracts with terms ranging from 3 to 6 months to reduce its exposure to short-term movements in the exchange rates applicable to firm funding commitments denominated in currencies other than Japanese yen. KONAMI does not hold derivative financial instruments for trading purposes.

The location and fair value amounts of derivative instruments reported in the consolidated statement of financial position as of March 31, 2010 and 2011 were as follows:

	Millions of Yen
	Asset derivatives				Liability derivatives
	2010		2011		2010		2011
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	—	—	Other current liabilities	¥5

Total derivatives		—		—		—		¥5

The aggregate notional amount of forward exchange contracts at March 31, 2011 is ¥171 million ($2,057 thousand).

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2011		2011
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$60

Total derivatives				$60

KONAMI does not designate the foreign exchange forward contracts as hedges. The gain or loss recognized in earnings on derivatives for the three months ended March 31, 2010 and for the year ended March 31, 2011 were as follows:

	Location of gain or loss recognized in Income on Derivative	For the three months ended March 31, 2010	For the year ended March 31, 2011
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥137	¥155	$1,864

Total		¥137	¥155	$1,864

Foreign exchange net gain or losses, including those on these forward exchange contracts, for the years ended March 31, 2009, 2010 and 2011 were loss of ¥1,641 million, gain of ¥67 million and loss of ¥342 million ($4,113 thousand), respectively. Effects of exchange rate changes subsequent to March 31, 2011 on fair value of those forward exchange contracts have not been significant as of the reporting date.